TRADE ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	$ (565,931)	¥ (3,697,024)	¥ 25,537
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	(525,721)	(3,434,339)	59,638	¥ 2,204,170
Charge to reversal	473,523	3,093,347
Urumqi Yikeli Automatic Control Equipment Co., Ltd [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts			¥ 0
Charge to reversal	$ 52,198	¥ 340,992